Financial result (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial result
Net Unrealized currency exchange gain/loss (-)	€ 22,727,000	€ (20,544,000)	€ 41,559,000
Net realized currency exchange gain/loss (-)	(678,000)	(1,118,000)	2,825,000
Fair value re-measurement of warrants	4,000	18,000	186,000
Fair value loss on financial assets held at fair value through profit or loss		(390,000)
Fair value gain on current financial investments	73,742,000	38,286,000	6,929,000
Fair value adjustments and net currency exchange differences	95,795,000	16,252,000	51,498,000
Other financial income:
Interest income	89,378,000	79,290,000	18,094,000
Discounting effect of non-current R&D incentives receivables	1,132,000	617,000	93,000
Discounting effect of other non-current liabilities.	395,000	318,000
Other finance income	223,000	24,000	376,000
Total other financial income	91,128,000	80,249,000	18,563,000
Other financial expenses:
Interest expenses	(911,000)	(1,770,000)	(6,884,000)
Discounting effect of non-current deferred income	227,000	645,000	(7,672,000)
Discounting effect of other non-current liabilities	395,000	318,000	(2,271,000)
Other finance charges	(759,000)	(843,000)	(699,000)
Total other financial expense	(1,670,000)	(2,613,000)	(9,854,000)
Total net other financial income	185,253,000	93,888,000	60,206,000
Cash and cash equivalents and current financial investments [member] | At amortized cost [member]
Financial result
Net Unrealized currency exchange gain/loss (-)	€ 22,200,000	€ (20,400,000)	€ 41,300,000